Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-term Debt

			Fair Value (1)
(in millions)	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
2.75% Notes due 2030	$750.0	$—	$804.8	$—
3.75% Notes due 2027	600.0	600.0	679.3	623.4
3.5% Notes due 2024	400.0	400.0	438.3	414.2
3.75% Notes due 2022	350.0	350.0	366.9	361.4
5.125% Notes due 2020	—	250.0	—	255.0
Unamortized discount, debt issuance costs and other	(18.7)	(8.4)
Total long term-debt	$2,081.3	$1,591.6
Less current portion of long-term debt	1.1	250.2
Total long term-debt, net of current portion	$2,080.2	$1,341.4
(1)The fair value is estimated based on current yield rates plus the Company’s estimated credit spread available for financings with similar terms and maturities. Based on these inputs, debt instruments are classified as Level 2 in the fair value hierarchy.

Debt Instrument Redemption	The Notes may also be redeemed at any time after the dates noted below, in whole or in part, at the Company's option at 100.0% of the principal amount, plus accrued and unpaid interest.

Debt Instrument	Date	Spread
2.75% Notes due 2030	December 1, 2029	20 basis points
3.75% Notes due 2027	September 1, 2027	25 basis points
3.5% Notes due 2024	October 1, 2024	20 basis points
3.75% Notes due 2022	August 15, 2022	35 basis points